Product Name: Aetos Capital Balanced Portfolio
                                As of October 31, 2005

Product Description: The Aetos Capital Balanced Portfolio is a tactically allocated portfolio with low risk and return objectives, comprised of allocations to Aetos Capital’s SEC-
registered Funds, designed to provide U.S. and Offshore investors a consistent absolute return with lower volatility versus traditional markets.  This Portfolio incorporates a fundamentally based investment process with a disciplined approach to strategy allocation, manager selection and portfolio monitoring where risk management is integrated in every step.

Total Firm Assets1:                       $7,622MM

Total FoHF Assets:                       $2,481MM

Total Strategy Assets2 :                $1,695MM – Separate Accounts

                                                    $786MM – Funds/Portfolios

                                              $1,485MM – Portable Alpha3

Auditor:                                   PricewaterhouseCoopers LLP

Custodian:                                SEI Private Trust Company, Inc.

Multi-Strategy

Arbitrage Fund: 45%

Market Neutral

Fund: 15%

Distressed

Fund: 5%

Long/Short

Fund: 35%

Current Target Allocation4

Quarterly

Redemptions

60 Days

Notice Period

1 Year

Lock-Up

Monthly

Contributions

$1 Million

Minimum Investment

Yes

High Water Mark

T-bills

Hurdle Rate

10.0%

Performance Fee

1.0%  (0.75% on investments of $25mm+)

Management Fee

Terms5

Since inception through 10/31/05:

9.11%

4.01%

1.69%

6.16%

Average Annualized Return

6.82%

1.14%

2.85%

6.40%

1 Year Return

14.90%

6.74%

4.06%

10.42%

2 Year Cumulative Return

36.31%

11.97%

5.16%

21.21%

3 Year Cumulative Return

-

-

-

0.08

Beta:  S&P 500 Index

-

-

-

0.12

Beta: Lehman Agg. Bond Comp.
Index

-3.59%

-2.44%

-

-0.60%

Largest Calendar Qtr. Drawdown

0.58

0.55

-

2.14

Sharpe Ratio

12.83%

4.21%

0.25%

2.09%

Annualized Standard Deviation

S&P 500
Index

Lehman Agg.
Bond
Composite
Index

90-Day
Treasury
Bills

Aetos Capital
Balanced Portfolio

As of 10/31/05:

        Assets Under Management:

                     1 Total Firm Assets =            Aetos Absolute Return - $2,481MM

                          Aetos Fund Advisory - $341MM

                                                Aetos Capital Asia (Opportunistic Real Estate) - $2,900MM

     AEA Investors, LLC (Private Equity) - $1,900MM

   2 Aetos Capital currently offers the following hedge fund of funds strategies to our clients:

                      Aetos Funds: SEC-registered, strategy-specific hedge fund of funds:

        Aetos Capital Multi-Strategy Arbitrage Fund

        Aetos Capital Distressed Investment Strategies Fund

        Aetos Capital Long/Short Strategies Fund

        Aetos Capital Market Neutral Strategies Fund

        Aetos Capital Opportunities Fund

        Aetos Portfolios : Tactical allocations to the Funds managed to specific return and volatility targets:

        Aetos Capital Conservative Portfolio (lower volatility)

        Aetos Capital Balanced Portfolio (low volatility)

        Aetos Capital Growth Portfolio (moderate volatility)

       Custom Portfolios : Customized allocations to the Funds managed to client-specific return and volatility targets

       Separate Accounts : Direct investments made in the client's name with underlying managers

       Portable Alpha Mandates : Can utilize both commingled vehicles and separate accounts

         3  These assets are also included in the count for Funds and Portfolios and the Separate Accounts where relevant for portable alpha mandates which utilize hedge fund of funds.

Aetos Capital, LLC  875 Third Avenue  New York, NY 10022  (212) 201-2509

Aetos Alternatives Management, LLC  2180 Sand Hill Road  Menlo Park, CA 94025  (650) 234-1860

Aetos Capital: Portfolios and Products

Chief Investment Officer:

Anne Casscells - Menlo Park, CA

For More Information Please Contact:   Andrea Bollyky     (212) 201-2518    abollyky@aetoscapital.com

David Tonkovich   (212) 201-2532    dtonkovich@aetoscapital.com

Standard
Deviation

YTD

Dec

Nov

Oct

Sept

Aug

Jul

Jun

May

Apr

Mar

Feb

Jan

-

1.26%

1.04
%

0.53
%

0.14
%

-
0.44
%

-

-

-

-

-

-

-

-

  2002

1.90%

10.06%

0.85
%

0.97
%

1.02
%

1.02
%

0.58
%

-
0.20
%

1.03
%

1.86
%

1.34%

0.28%

0.17
%

0.73
%

  2003

2.23%

4.14%

0.82
%

1.36
%

0.25
%

0.47
%

0.01
%

-
0.23
%

0.27
%

-
0.18
%

-0.69%

-0.04%

0.56
%

1.48
%

  2004

-

4.12%

-

-

-
0.71
%

0.71
%

0.35
%

0.93
%

0.68
%

0.62
%

-0.33%

0.24%

1.14
%

0.43
%

  2005

Investment Performance6 (US$)

100%
90%
80%
70%
60%
50%
40%
30%
20%
10%
0%
Dec-03
Mar-04
Jun-04
Sep-04
Dec-04
Mar-05
Jun-05
Sep-05
Nov-05
Multi-Strategy Arbitrage Strategies
Long/Short Strategies
Market Neutral Strategies
Distressed Investment Strategies

4  Historical Allocations:

5 Terms:

                       Standard terms associated with an investment in the Funds through the investment program described in the prospectuses

6 Investment Performance:

The Balanced Portfolio is a model portfolio/asset allocation program.  This Portfolio may not reflect an investor’s actual portfolio as actual portfolios reflect each investor’s own objectives and risk tolerances.  The performance of the Portfolio is based on the weighted performance over the respective periods of the Aetos Capital SEC-Registered Funds, weighted according to the allocations in effect during the periods for the Portfolio as indicated above.  Performance figures shown are net of investment advisory and performance fees of 1.00% of assets annually and 10% of profits above the three month Treasury bill return, respectively, the maximum level of fees charged by Aetos to any account.  The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser.  Returns would have been lower without such waivers and reimbursements.  Past performance is not indicative of future returns.

Absolute return investing involves substantial risks, including the risk of loss of invested capital.  Absolute return investments are typically made through investments in illiquid, unregulated investment funds that employ sophisticated investment techniques, often involving derivatives and leverage, in a wide range of financial instruments and markets.  These investments entail a wide variety of risks, which remain substantial notwithstanding the risk management practices we employ in selecting and monitoring funds we invest in.

Prospective investors should consider the investment objectives, risks, and the charges and expenses discussed above carefully before investing.  The prospectus contains this and other information; a free copy of the prospectus may be obtained by calling 212-201-2540.  Please read the prospectus carefully before investing.

Aetos Capital, LLC  875 Third Avenue  New York, NY 10022  (212) 201-2509

Aetos Alternatives Management, LLC  2180 Sand Hill Road  Menlo Park, CA 94025  (650) 234-1860